Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
12.    Subsequent Events
Merger with BCTG Acquisition Corporation
On April 13, 2021, the Company and BCTG Acquisition Corp. (“BCTG”) signed a definitive merger agreement memorializing the terms of BCTG’s acquisition of 100% of the Company’s issued and outstanding equity securities in exchange for $550.0 million worth of consideration in the form of BCTG common stock (the “Business Combination”). The Business Combination was approved on August 9, 2021 by shareholders of BCTG, resulting in BCTG acquiring 100% of our issued and outstanding equity securities on August 10, 2021. The Business Combination was accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination was treated as Tango issuing equity for the net assets of BCTG, with no goodwill or intangible assets recorded. Under this method of accounting, BCTG was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Company’s stockholders possess a majority of the voting power of the combined company, the Company comprises all of the ongoing operations of the combined entity, the Company comprises a majority of the governing body of the combined company, and the Company’s senior management comprises all of the senior management of the combined company. As a result of the Business Combination, BCTG was renamed Tango Therapeutics, Inc.
Tango received gross proceeds of $166.8 million upon the closing of the Business Combination. Tango continues to operate under the current Tango management team. Subsequent to the closing of the Business Combination, an aggregate of 18.6 million shares of common stock (the “PIPE Financing”) were purchased, resulting in gross proceeds of an additional $186.1 million upon the closing of the PIPE Financing. Total transaction costs and redemptions approximated $27.3 million, resulting in total net proceeds of $325.6 million.
Subject to the terms of the merger agreement, upon the closing of the Business Combination (the “Effective Time”), each share of the Company’s redeemable convertible preferred stock (the “Preferred Stock”) issued an
d
outstanding immediately prior to the Effective Time was converted into a share of the Company’s common stock. At the Effective Time, each option to purchase the Company’s common stock became an option, respectively, to purchase shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. Completion of the PIPE Financing and merger transaction were subject to approval of BCTG stockholders and the satisfaction or waiver of certain other customary closing conditions.
In connection with the preparation of the consolidated financial statements, the Company evaluated the events subsequent to the balance sheet date of June 30, 2021 through August 13, 2021, the date the unaudited condensed consolidated financial statements were available for issuance, and determined that all material transactions have been recorded and disclosed.

14. Subsequent Events
Grants of Stock Options under 2017 Plan
In January 2021, the Company granted options for the purchase of 6,805,312 common shares, at an exercise price of $1.19 per share, to officers, employees, and consultants of the Company. The aggregate grant-date fair value of these option grants was $8.8 million, which is expected to be recognized as share-based compensation expense over a weighted-average period of 3.8 years.
In March 2021, the Company granted options for the purchase of 1,010,000 common shares, at an exercise price of $2.57 per share, to directors, employees, and consultants of the Company. The aggregate grant-date fair value of these option grants was $1.7 million, which is expected to be recognized as share-based compensation expense over a weighted-average period of 3.8 years.
Issuance of Redeemable Convertible Series B Preferred Stock Tranche
In March 2021, the Company sold 22,686,026 additional shares of Series B redeemable convertible preferred stock at a price of $1.32 per share upon the achievement of specified development milestones in connection with the second tranche of the Series B stock purchase agreement. Each of the tranches under the Series B stock purchase agreement maintain the same rights and features. Gross proceeds from this issuance totaled $30.0 million. Total issuance costs associated with the second tranche of the Series B preferred stock was less than $0.1 million.
Waiver of Preferred Stock Redemption Rights
In April 2021, the holders of the Series A, Series B and Series
B-1
redeemable preferred stock irrevocably waived their right to redeem any shares of Preferred Stock until March 31, 2023.
Gilead Collaboration
In April 2021, Gilead licensed its second target under the Amended Gilead Agreement and is required to pay the Company a $11.0 million license fee.
In connection with the preparation of the consolidated financial statements, the Company evaluated the events subsequent to the balance sheet date of December 31, 2020 through April 12, 2021, the date the consolidated financial statements were available for issuance, and determined that all material transactions have been recorded and disclosed.
Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)
The Company evaluated subsequent events through April 19, 2021, the date of the initial filing of this proxy statement/prospectus.
Merger with BCTG Acquisition Corporation
On April 13, 2021, the Company and BCTG Acquisition Corp. (“BCTG”) signed a definitive merger agreement, which will result in BCTG acquiring 100% of the Company’s issued and outstanding equity securities. The proposed merger will be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as Tango issuing equity for the net assets of BCTG, with no goodwill or intangible assets recorded. Under this method of accounting, BCTG will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, BCTG will be renamed Tango Therapeutics, Inc. The boards of directors of both BCTG and Tango have approved the proposed merger transaction.
BCTG is expected to receive net proceeds of approximately $156.9 million upon the closing of the proposed merger transaction, assuming no redemptions are affected by stockholders of BCTG, and will operate under the current Tango management team upon the closing of the proposed merger. In connection with the proposed merger, BCTG has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of
18.6
 million shares of its common stock (the “PIPE Financing”) that will result in net proceeds of an additional $
179.7
 million upon the closing of the PIPE Financing. The closing of the proposed merger is a precondition to the PIPE Financing.
Subject to the terms of the merger agreement, at the effective time of the merger (the “Effective Time”), each share of the Company’s redeemable convertible preferred stock “Preferred Stock” issued and outstanding immediately prior to the Effective Time shall be converted into a share of the Company’s common stock. At the Effective Time, each option to purchase the Company’s common stock shall become an option, respectively, to purchase shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. Completion of the PIPE Financing and proposed merger transactions is subject to approval of BCTG stockholders and the satisfaction or waiver of certain other customary closing conditions. The approval from BCTG stockholders is expected in mid-2021.